COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(1,762)	(1,496)	(984)
Other comprehensive income/(loss) retained in AOCI	1,259	(322)	(848)
Total before tax impact	1,420	(317)	(726)
Income tax impact on amounts retained in AOCI	(212)	47	230
Income tax impact on amounts reclassified to earnings	(45)	4	(16)
Tax impact	(257)	51	214
Balance at the end of the period	(599)	(1,762)	(1,496)
Interest rate contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	134	(17)	51
Commodity contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	(1)	(4)	43
Foreign exchange contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	(8)	1	1
Other contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings		2	(2)
Amortization of pension and OPEB actuarial loss and prior service costs
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	36	23	29
Cash Flow Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(621)	(476)	(66)
Other comprehensive income/(loss) retained in AOCI	707	(172)	(656)
Total before tax impact	832	(190)	(563)
Income tax impact on amounts retained in AOCI	(176)	36	161
Income tax impact on amounts reclassified to earnings	(36)	9	(8)
Tax impact	(212)	45	153
Balance at the end of the period	(1)	(621)	(476)
Cash Flow Hedges | Interest rate contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	134	(17)	51
Cash Flow Hedges | Commodity contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	(1)	(4)	43
Cash Flow Hedges | Foreign exchange contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	(8)	1	1
Cash Flow Hedges | Other contracts
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings		2	(2)
Net Investment Hedges
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	474	461	480
Other comprehensive income/(loss) retained in AOCI	(111)	16	(21)
Total before tax impact	(111)	16	(21)
Income tax impact on amounts retained in AOCI	15	(3)	2
Tax impact	15	(3)	2
Balance at the end of the period	378	474	461
Cumulative Translation Adjustment
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(1,265)	(1,167)	(1,245)
Other comprehensive income/(loss) retained in AOCI	487	(98)	78
Total before tax impact	487	(98)	78
Balance at the end of the period	(778)	(1,265)	(1,167)
Equity Investees
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(26)	(28)	(11)
Other comprehensive income/(loss) retained in AOCI	11	7	(20)
Total before tax impact	11	7	(20)
Income tax impact on amounts retained in AOCI		(5)	3
Tax impact		(5)	3
Balance at the end of the period	(15)	(26)	(28)
Pension and OPEB
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Balance at the beginning of the period	(324)	(286)	(142)
Other comprehensive income/(loss) retained in AOCI	165	(75)	(229)
Total before tax impact	201	(52)	(200)
Income tax impact on amounts retained in AOCI	(51)	19	64
Income tax impact on amounts reclassified to earnings	(9)	(5)	(8)
Tax impact	(60)	14	56
Balance at the end of the period	(183)	(324)	(286)
Pension and OPEB | Amortization of pension and OPEB actuarial loss and prior service costs
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE LOSS
Other comprehensive (income)/loss reclassified to earnings	36	23	29